GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Aerospace & Defense – 2.9%
15,775 General Electric Co. $ 4,708,049
12,463 L3Harris Technologies, Inc. 3,473,313
3,087 TransDigm Group, Inc. 4,198,845
12,380,207
Banks – 10.4%
202,639 Bank of America Corp. 10,871,582
65,041 Citigroup, Inc. 6,738,248
67,259 Citizens Financial Group, Inc. 3,638,712
59,590 JPMorgan Chase & Co. 18,656,437
44,139 Southsate Bank Corp. 3,950,882
43,855,861
Beverages – 1.8%
46,276 Coca-Cola Co. (The) 3,383,701
46,179 Coca-Cola Europacific Partners
PLC (United Kingdom) 4,234,153
7,617,854
Biotechnology – 1.4%
13,779 AbbVie, Inc. 3,137,478
7,399 Amgen, Inc. 2,556,059
5,693,537
Capital Markets – 5.6%
4,093 Blackrock, Inc. 4,286,599
42,026 KKR & Co., Inc. 5,140,200
48,178 Morgan Stanley 8,173,880
68,636 Nasdaq, Inc. 6,240,385
23,841,064
Chemicals – 2.0%
19,839 Linde PLC 8,140,338
7,448 Solstice Advanced Materials,
Inc.* 355,121
8,495,459
Commercial Services & Supplies – 1.0%
18,889 Republic Services, Inc. 4,100,046
Communications Equipment – 1.8%
96,519 Cisco Systems, Inc. 7,426,172
Consumer Finance – 1.3%
15,259 American Express Co. 5,573,655
Consumer Staples Distribution & Retail – 3.6%
4,446 Costco Wholesale Corp. 4,061,821
102,569 Walmart, Inc. 11,334,900
15,396,721
Containers & Packaging – 0.7%
69,183 International Paper Co. 2,731,345
Diversified Telecommunication Services – 1.6%
256,518 AT&T, Inc. 6,674,598
Electric Utilities – 2.2%
65,039 NextEra Energy, Inc. 5,612,215
46,614 Xcel Energy, Inc. 3,827,476
9,439,691
Electrical Equipment – 1.6%
19,644 Eaton Corp. PLC 6,794,663
Shares Description Value
Common Stocks – (continued)
Entertainment – 1.5%
60,308 Walt Disney Co. (The) $ 6,300,377
Ground Transportation – 1.3%
154,746 CSX Corp. 5,471,819
Health Care Equipment & Supplies – 1.7%
54,384 Abbott Laboratories 7,010,098
Health Care Providers & Services – 2.2%
46,149 CVS Health Corp. 3,708,534
16,657 UnitedHealth Group, Inc. 5,492,979
9,201,513
Health Care REITs – 0.6%
148,338 Healthpeak Properties, Inc. REIT 2,708,652
Hotels, Restaurants & Leisure – 2.1%
15,507 Hilton Worldwide Holdings, Inc. 4,419,960
51,852 Starbucks Corp. 4,516,828
8,936,788
Household Durables – 1.1%
29,561 D.R. Horton, Inc. 4,700,495
Household Products – 1.9%
53,777 Procter & Gamble Co. (The) 7,967,600
Industrial Conglomerates – 2.5%
28,926 3M Co. 4,976,718
29,790 Honeywell International, Inc. 5,725,340
10,702,058
Industrial REITs – 1.1%
36,677 Prologis, Inc. REIT 4,714,095
Insurance – 3.3%
17,152 Allstate Corp. (The) 3,653,033
22,734 Marsh & McLennan Cos., Inc. 4,170,552
20,337 Travelers Cos., Inc. (The) 5,955,894
13,779,479
Interactive Media & Services – 3.3%
28,139 Alphabet, Inc., Class A 9,009,545
7,608 Meta Platforms, Inc., Class A 4,929,604
13,939,149
IT Services – 1.4%
19,209 International Business Machines
Corp. 5,927,513
Life Sciences Tools & Services – 1.4%
26,485 Danaher Corp. 6,006,268
Machinery – 3.2%
15,468 Caterpillar, Inc. 8,905,856
18,096 Illinois Tool Works, Inc. 4,510,971
13,416,827
Media – 1.1%
70,473 New York Times Co. (The),
Class A 4,545,508
Metals & Mining – 1.3%
75,711 Rio Tinto PLC ADR (Australia) 5,447,406
Multi-Utilities – 3.4%
44,979 Ameren Corp. 4,783,517
52,866 CMS Energy Corp. 3,988,211

GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Multi-Utilities – (continued)
35,872 Dominion Energy, Inc. $ 2,251,685
46,384 National Grid PLC ADR (United
Kingdom)
(a)
3,530,286
14,553,699
Office REITs – 0.5%
28,212 BXP, Inc. REIT 2,041,420
Oil, Gas & Consumable Fuels – 7.1%
58,224 ConocoPhillips 5,163,886
34,636 EOG Resources, Inc. 3,735,493
112,794 Exxon Mobil Corp. 13,075,080
31,106 Phillips 66 4,260,278
48,697 Shell PLC ADR 3,592,378
29,827,115
Personal Care Products – 1.1%
275,338 Kenvue, Inc. 4,777,114
Pharmaceuticals – 6.5%
5,031 Eli Lilly & Co. 5,410,690
68,247 Johnson & Johnson 14,121,669
75,421 Merck & Co., Inc. 7,906,383
27,438,742
Residential REITs – 0.8%
19,463 AvalonBay Communities, Inc.
REIT 3,541,098
Retail REITs – 0.7%
38,949 Regency Centers Corp. REIT 2,771,611
Semiconductors & Semiconductor Equipment – 3.4%
12,686 Broadcom, Inc. 5,111,951
4,032 KLA Corp. 4,739,495
27,849 Texas Instruments, Inc. 4,686,151
14,537,597
Software – 2.6%
7,135 Microsoft Corp. 3,510,491
21,857 Oracle Corp. 4,414,021
13,359 Salesforce, Inc. 3,079,784
11,004,296
Specialty Retail – 1.0%
11,990 Home Depot, Inc. (The) 4,279,471
Technology Hardware, Storage & Peripherals – 0.8%
161,856 Hewlett Packard Enterprise Co. 3,539,791
Trading Companies & Distributors – 1.3%
131,883 Fastenal Co. 5,328,073
Water Utilities – 0.6%
20,117 American Water Works Co., Inc. 2,616,618
Wireless Telecommunication Services – 1.1%
21,429 T-Mobile US, Inc. 4,478,875
TOTAL COMMON STOCKS
(Cost $306,041,589)
421,532,038
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
13,596 3.928% $ 13,596
(Cost $13,596)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $306,055,185)
421,545,634
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
988,337 3.928% 988,337
(Cost $988,337)
TOTAL INVESTMENTS – 100.0%
(Cost $307,043,522)
$ 422,533,971
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
96,809
NET ASSETS – 100.0%
$ 422,630,780
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.5%
Aerospace & Defense – 1.5%
22,197 Woodward, Inc. $ 6,659,766
Banks – 9.4%
256,228 Bank of America Corp. 13,746,632
46,418 Citigroup, Inc. 4,808,905
59,334 JPMorgan Chase & Co. 18,576,288
51,233 Southsate Bank Corp. 4,585,866
41,717,691
Beverages – 1.1%
64,041 Coca-Cola Co. (The) 4,682,678
Biotechnology – 1.1%
2,498 Argenx SE ADR (Netherlands)* 2,278,126
4,270 Madrigal Pharmaceuticals, Inc.* 2,549,105
4,827,231
Broadline Retail – 3.4%
64,841 Amazon.com, Inc.* 15,122,218
Building Products – 0.6%
22,211 Builders FirstSource, Inc.* 2,492,740
Capital Markets – 4.0%
52,357 Jefferies Financial Group, Inc. 3,013,669
56,611 Morgan Stanley 9,604,622
53,780 Nasdaq, Inc. 4,889,678
17,507,969
Chemicals – 2.7%
10,805 Air Products and Chemicals, Inc. 2,820,645
17,234 Sherwin-Williams Co. (The) 5,923,154
70,556 Solstice Advanced Materials,
Inc.* 3,364,110
12,107,909
Commercial Services & Supplies – 1.1%
28,261 Waste Connections, Inc. 4,989,480
Communications Equipment – 0.8%
26,213 Arista Networks, Inc.* 3,425,515
Construction Materials – 1.2%
8,499 Martin Marietta Materials, Inc. 5,296,917
Consumer Finance – 2.8%
11,914 American Express Co. 4,351,827
36,335 Capital One Financial Corp. 7,959,908
12,311,735
Consumer Staples Distribution & Retail – 3.1%
123,292 Walmart, Inc. 13,624,999
Containers & Packaging – 1.0%
116,455 International Paper Co. 4,597,643
Electric Utilities – 3.1%
87,094 NextEra Energy, Inc. 7,515,341
162,457 PPL Corp. 5,994,664
13,510,005
Electrical Equipment – 4.2%
22,818 Eaton Corp. PLC 7,892,518
6,810 GE Vernova, Inc. 4,084,434
16,920 Rockwell Automation, Inc. 6,697,951
18,674,903
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.2%
17,956 Coherent Corp.* $ 2,949,452
11,532 Jabil, Inc. 2,429,908
5,379,360
Financial Services – 2.6%
18,100 Berkshire Hathaway, Inc., Class
B* 9,299,961
73,798 Klarna Group PLC (United
Kingdom)*
(a)
2,322,423
11,622,384
Ground Transportation – 2.1%
103,513 CSX Corp. 3,660,220
41,322 Old Dominion Freight Line, Inc. 5,590,453
9,250,673
Health Care Equipment & Supplies – 3.5%
65,453 Abbott Laboratories 8,436,892
69,306 Boston Scientific Corp.* 7,040,103
15,476,995
Hotels, Restaurants & Leisure – 1.4%
71,297 Starbucks Corp. 6,210,682
Household Products – 2.6%
76,556 Procter & Gamble Co. (The) 11,342,537
Industrial Conglomerates – 3.4%
49,157 3M Co. 8,457,462
33,688 Honeywell International, Inc. 6,474,497
14,931,959
Industrial REITs – 1.8%
62,312 Prologis, Inc. REIT 8,008,961
Insurance – 2.9%
32,971 Marsh & McLennan Cos., Inc. 6,048,530
23,322 Travelers Cos., Inc. (The) 6,830,081
12,878,611
Interactive Media & Services – 7.7%
78,857 Alphabet, Inc., Class A 25,248,434
13,369 Meta Platforms, Inc., Class A 8,662,444
33,910,878
IT Services – 1.6%
22,907 International Business Machines
Corp. 7,068,642
Life Sciences Tools & Services – 3.0%
39,064 Agilent Technologies, Inc. 5,996,324
11,985 Thermo Fisher Scientific, Inc. 7,081,097
13,077,421
Machinery – 2.4%
18,313 Caterpillar, Inc. 10,543,893
Multi-Utilities – 1.3%
55,333 Ameren Corp. 5,884,665
Oil, Gas & Consumable Fuels – 4.8%
66,749 Chevron Corp. 10,087,776
29,671 DT Midstream, Inc. 3,603,840
63,609 Expand Energy Corp. 7,755,845
21,447,461

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – 4.5%
37,894 AstraZeneca PLC ADR (United
Kingdom) $ 3,513,532
78,644 Johnson & Johnson 16,273,016
19,786,548
Residential REITs – 0.9%
21,315 AvalonBay Communities, Inc.
REIT 3,878,051
Semiconductors & Semiconductor Equipment – 5.5%
94,063 Intel Corp.* 3,815,195
17,781 Lam Research Corp. 2,773,836
46,188 Marvell Technology, Inc. 4,129,207
16,278 Micron Technology, Inc. 3,849,421
33,924 NVIDIA Corp. 6,004,548
20,049 Teradyne, Inc. 3,646,713
24,218,920
Software – 1.4%
3,337 AppLovin Corp., Class A* 2,000,465
19,010 Salesforce, Inc. 4,382,565
6,383,030
Specialty Retail – 2.8%
17,670 Home Depot, Inc. (The) 6,306,777
38,622 TJX Cos., Inc. (The) 5,867,454
12,174,231
Wireless Telecommunication Services – 1.0%
21,045 T-Mobile US, Inc. 4,398,615
TOTAL COMMON STOCKS
(Cost $340,836,146)
439,423,916
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,261,715 3.928% 1,261,715
(Cost $1,261,715)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $342,097,861)
440,685,631
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
924,973 3.928% 924,973
(Cost $924,973)
TOTAL INVESTMENTS – 100.0%
(Cost $343,022,834)
$ 441,610,604
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
93,697
NET ASSETS – 100.0%
$ 441,704,301
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.2%
Aerospace & Defense – 2.4%
64,295 L3Harris Technologies, Inc. $ 17,918,374
27,943 Woodward, Inc. 8,383,738
26,302,112
Automobile Components – 1.1%
156,024 Aptiv PLC* 12,099,661
Banks – 3.9%
309,263 Fifth Third Bancorp 13,440,570
467,235 First Horizon Corp. 10,438,030
93,948 Southsate Bank Corp. 8,409,286
70,913 Wintrust Financial Corp. 9,503,760
41,791,646
Beverages – 2.3%
274,749 Coca-Cola Europacific Partners
PLC (United Kingdom) 25,191,736
Broadline Retail – 0.8%
97,950 eBay, Inc. 8,109,280
Building Products – 1.3%
122,100 Builders FirstSource, Inc.* 13,703,283
Capital Markets – 4.3%
308,917 Invesco Ltd. 7,553,021
147,762 Jefferies Financial Group, Inc. 8,505,181
110,328 Nasdaq, Inc. 10,031,022
87,156 Raymond James Financial, Inc. 13,643,400
51,254 Robinhood Markets, Inc., Class
A* 6,585,626
46,318,250
Chemicals – 2.4%
110,980 RPM International, Inc. 11,902,605
142,447 Solstice Advanced Materials,
Inc.* 6,791,873
106,333 Westlake Corp. 7,104,108
25,798,586
Construction Materials – 2.5%
42,800 Martin Marietta Materials, Inc. 26,674,672
Consumer Staples Distribution & Retail – 2.8%
20,126 Casey's General Stores, Inc. 11,481,078
190,556 Performance Food Group Co.* 18,497,271
29,978,349
Containers & Packaging – 1.6%
436,301 International Paper Co. 17,225,163
Electric Utilities – 4.2%
117,286 Entergy Corp. 11,437,731
132,592 Exelon Corp. 6,247,735
30,793 NRG Energy, Inc. 5,219,106
485,871 PG&E Corp. 7,832,240
402,813 PPL Corp. 14,863,800
45,600,612
Electrical Equipment – 5.0%
116,773 AMETEK, Inc. 23,108,209
76,638 Rockwell Automation, Inc. 30,337,919
53,446,128
Electronic Equipment, Instruments & Components – 3.2%
73,327 Coherent Corp.* 12,044,693
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
30,662 Jabil, Inc. $ 6,460,790
632,353 Mirion Technologies, Inc.* 16,453,825
34,959,308
Entertainment – 1.8%
49,056 Live Nation Entertainment, Inc.* 6,448,411
69,536 TKO Group Holdings, Inc. 13,482,335
19,930,746
Financial Services – 3.1%
236,665 Corebridge Financial, Inc. 7,104,683
123,286 Fidelity National Information
Services, Inc. 8,108,520
109,826 Global Payments, Inc. 8,320,418
487,714 Rocket Cos., Inc., Class A 9,744,526
33,278,147
Ground Transportation – 0.6%
24,457 Saia, Inc.* 6,886,113
Health Care Equipment & Supplies – 0.5%
89,775 Dexcom, Inc.* 5,698,019
Health Care Providers & Services – 4.1%
53,903 Cencora, Inc. 19,886,434
29,211 Humana, Inc. 7,179,187
89,951 Quest Diagnostics, Inc. 17,016,930
44,082,551
Health Care REITs – 0.7%
93,162 Ventas, Inc. REIT 7,511,652
Hotels, Restaurants & Leisure – 0.5%
74,026 Wyndham Hotels & Resorts, Inc. 5,418,703
Household Durables – 1.7%
70,490 D.R. Horton, Inc. 11,208,615
72,733 SharkNinja, Inc.* 7,096,559
18,305,174
Industrial REITs – 0.4%
378,858 Americold Realty Trust, Inc.
REIT 4,103,032
Insurance – 4.0%
87,869 American Financial Group, Inc. 12,101,319
68,648 Arch Capital Group Ltd.* 6,447,420
86,365 Globe Life, Inc. 11,635,956
121,444 Prudential Financial, Inc. 13,146,313
43,331,008
Life Sciences Tools & Services – 2.8%
125,087 Agilent Technologies, Inc. 19,200,854
7,616 Mettler-Toledo International,
Inc.* 11,246,700
30,447,554
Machinery – 3.4%
35,292 IDEX Corp. 6,138,338
139,859 Ingersoll Rand, Inc. 11,236,272
44,253 ITT, Inc. 8,149,632
161,143 Stanley Black & Decker, Inc. 11,524,947
37,049,189

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Metals & Mining – 1.6%
99,586 Steel Dynamics, Inc. $ 16,713,518
Multi-Utilities – 4.4%
185,769 CMS Energy Corp. 14,014,413
416,176 NiSource, Inc. 18,365,847
180,774 Public Service Enterprise Group,
Inc. 15,098,245
47,478,505
Oil, Gas & Consumable Fuels – 9.0%
411,981 BKV Corp. (Thailand)* 11,374,796
65,297 Diamondback Energy, Inc. 9,963,669
82,622 DT Midstream, Inc. 10,035,268
172,923 Expand Energy Corp. 21,084,501
112,832 Kinetik Holdings, Inc.
(a)
3,913,014
50,639 Marathon Petroleum Corp. 9,810,294
578,702 Permian Resources Corp. 8,385,392
112,592 Phillips 66 15,420,600
39,765 Targa Resources Corp. 6,971,202
96,958,736
Passenger Airlines – 2.0%
210,281 United Airlines Holdings, Inc.* 21,440,251
Pharmaceuticals – 0.6%
149,920 Royalty Pharma PLC, Class A 5,999,798
Real Estate Management & Development – 0.6%
41,718 CBRE Group, Inc., Class A* 6,751,224
Residential REITs – 2.7%
316,983 American Homes 4 Rent, Class
A REIT 10,181,494
69,736 AvalonBay Communities, Inc.
REIT 12,687,768
45,829 Mid-America Apartment
Communities, Inc. REIT 6,227,703
29,096,965
Semiconductors & Semiconductor Equipment – 2.8%
139,749 Marvell Technology, Inc. 12,493,561
156,423 Microchip Technology, Inc. 8,381,144
52,940 Teradyne, Inc. 9,629,257
30,503,962
Software – 0.7%
160,040 Dynatrace, Inc.* 7,131,382
Specialized REITs – 3.1%
77,849 Digital Realty Trust, Inc. REIT 12,465,182
72,767 Extra Space Storage, Inc. REIT 9,690,381
401,136 VICI Properties, Inc. REIT 11,560,740
33,716,303
Specialty Retail – 3.1%
1,782 AutoZone, Inc.* 7,046,616
146,465 Ross Stores, Inc. 25,830,567
32,877,183
Technology Hardware, Storage & Peripherals – 2.8%
442,768 Hewlett Packard Enterprise Co. 9,683,336
128,496 Western Digital Corp. 20,987,252
30,670,588
Shares Description Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.4%
136,731 Tapestry, Inc. $ 14,941,964
Trading Companies & Distributors – 3.0%
362,278 Fastenal Co. 14,636,031
22,143 United Rentals, Inc. 18,050,531
32,686,562
TOTAL COMMON STOCKS
(Cost $873,374,088)
1,070,207,615
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,707,803 3.928% 6,707,803
(Cost $6,707,803)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $880,081,891)
1,076,915,418
a
Securities Lending Reinvestment Vehicle – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,153,275 3.928% 3,153,275
(Cost $3,153,275)
TOTAL INVESTMENTS – 100.1%
(Cost $883,235,166)
$ 1,080,068,693
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(1,467,242)
NET ASSETS – 100.0%
$ 1,078,601,451
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.6%
Aerospace & Defense – 2.3%
52,442 Cadre Holdings, Inc. $ 2,238,225
72,610 Mercury Systems, Inc.* 5,074,713
30,465 Moog, Inc., Class A 6,997,201
59,831 V2X, Inc.* 3,281,730
14,415 VSE Corp. 2,597,439
20,189,308
Automobile Components – 3.1%
195,170 Dana, Inc. 4,373,760
24,642 Modine Manufacturing Co.* 3,995,207
61,168 Patrick Industries, Inc. 6,619,601
138,740 Phinia, Inc. 7,504,447
55,751 Visteon Corp. 5,756,291
28,249,306
Banks – 18.3%
157,516 Ameris Bancorp 11,933,412
294,176 Atlantic Union Bankshares Corp. 9,951,974
421,037 Banc of California, Inc. 7,763,922
229,442 Cadence Bank 9,140,969
123,841 CoastalSouth Bancshares, Inc.* 2,777,754
279,923 Columbia Banking System, Inc. 7,759,466
114,639 Community Financial System,
Inc. 6,506,910
309,128 ConnectOne Bancorp, Inc. 7,811,665
141,039 FB Financial Corp. 7,878,438
169,137 First Merchants Corp. 6,231,007
237,240 Glacier Bancorp, Inc. 10,035,252
195,958 MidWestOne Financial Group,
Inc. 7,754,058
243,510 Northpointe Bancshares, Inc. 4,246,814
342,988 Old Second Bancorp, Inc. 6,465,324
200,655 Origin Bancorp, Inc. 7,301,835
281,136 Renasant Corp. 9,963,460
242,598 Seacoast Banking Corp. of
Florida 7,656,393
64,767 Southsate Bank Corp. 5,797,294
126,668 TriCo Bancshares 6,092,731
115,913 UMB Financial Corp. 12,875,616
694,600 Valley National Bancorp 7,862,872
163,807,166
Biotechnology – 4.6%
97,081 Alkermes PLC* 2,871,656
20,970 Bridgebio Pharma, Inc.* 1,510,050
52,879 CG oncology, Inc.* 2,371,094
105,477 Cytokinetics, Inc.* 7,186,148
136,115 Dynavax Technologies Corp.* 1,547,628
49,551 Halozyme Therapeutics, Inc.* 3,537,941
54,444 Ideaya Biosciences, Inc.* 1,939,295
72,839 Immunovant, Inc.* 1,759,062
34,470 Ionis Pharmaceuticals, Inc.* 2,851,703
8,401 Krystal Biotech, Inc.* 1,831,418
5,438 Madrigal Pharmaceuticals, Inc.* 3,246,377
42,828 Mineralys Therapeutics, Inc.* 1,846,743
22,003 Protagonist Therapeutics, Inc.* 1,980,270
46,720 REVOLUTION Medicines, Inc.* 3,632,947
47,170 Ultragenyx Pharmaceutical, Inc.* 1,639,158
37,077 Xenon Pharmaceuticals, Inc.
(Canada)* 1,658,084
41,409,574
Shares Description Value
Common Stocks – (continued)
Building Products – 0.7%
31,921 Griffon Corp. $ 2,394,075
311,822 Masterbrand, Inc.* 3,458,106
5,852,181
Capital Markets – 1.7%
406,464 Perella Weinberg Partners 7,422,033
23,540 Piper Sandler Cos. 7,907,086
15,329,119
Chemicals – 1.7%
205,042 Avient Corp. 6,272,235
91,579 HB Fuller Co. 5,337,224
25,307 Quaker Chemical Corp. 3,488,570
15,098,029
Commercial Services & Supplies – 0.4%
308,277 BrightView Holdings, Inc.* 3,890,455
Communications Equipment – 0.2%
52,841 Digi International, Inc.* 2,210,339
Construction & Engineering – 3.6%
94,316 Arcosa, Inc. 10,048,427
305,609 Centuri Holdings, Inc.* 6,873,146
74,706 Fluor Corp.* 3,207,128
57,415 Granite Construction, Inc. 6,173,835
26,627 MYR Group, Inc.* 5,972,969
32,275,505
Construction Materials – 0.1%
14,274 Knife River Corp.* 1,068,266
Consumer Finance – 2.2%
68,311 Bread Financial Holdings, Inc. 4,626,704
74,687 Encore Capital Group, Inc.* 3,875,508
46,995 Enova International, Inc.* 6,160,575
241,501 Jefferson Capital, Inc. 5,064,276
19,727,063
Consumer Staples Distribution & Retail – 0.2%
121,376 Grocery Outlet Holding Corp.*
(a)
1,350,915
Containers & Packaging – 1.3%
70,123 Greif, Inc., Class A 4,602,172
44,856 Silgan Holdings, Inc.
(a)
1,778,092
143,501 TriMas Corp. 4,889,079
11,269,343
Diversified REITs – 0.8%
208,046 Essential Properties Realty Trust,
Inc. REIT 6,586,736
Electric Utilities – 1.7%
65,691 IDACORP, Inc. 8,656,760
38,695 MGE Energy, Inc. 3,204,720
60,962 TXNM Energy, Inc. 3,563,229
15,424,709
Electronic Equipment, Instruments & Components – 4.3%
13,125 Advanced Energy Industries, Inc. 2,771,869
19,211 Bel Fuse, Inc., Class B 2,959,070
41,625 Belden, Inc. 4,720,275
11,968 Insight Enterprises, Inc.* 1,036,070
162,626 Knowles Corp.* 3,655,832
21,188 Littelfuse, Inc. 5,424,552

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
143,359 Mirion Technologies, Inc.* $ 3,730,201
23,906 Rogers Corp.* 2,003,562
47,906 Sanmina Corp.* 7,481,241
73,496 TTM Technologies, Inc.* 5,157,949
38,940,621
Energy Equipment & Services – 1.6%
101,864 Kodiak Gas Services, Inc. 3,585,613
212,617 Noble Corp. PLC 6,510,333
129,243 Seadrill Ltd. (Norway)* 3,944,496
14,040,442
Financial Services – 2.1%
90,205 NMI Holdings, Inc.* 3,441,321
73,280 PennyMac Financial Services,
Inc. 9,861,290
86,068 Walker & Dunlop, Inc. 5,563,435
18,866,046
Food Products – 0.6%
85,414 Fresh Del Monte Produce, Inc. 3,086,862
251,190 Utz Brands, Inc. 2,434,031
5,520,893
Gas Utilities – 3.6%
33,000 Chesapeake Utilities Corp. 4,588,980
166,718 MDU Resources Group, Inc. 3,554,428
98,664 ONE Gas, Inc. 8,262,124
94,167 Southwest Gas Holdings, Inc. 7,820,569
88,914 Spire, Inc. 7,883,115
32,109,216
Ground Transportation – 0.8%
78,912 Knight-Swift Transportation
Holdings, Inc. 3,614,170
13,530 Saia, Inc.* 3,809,507
7,423,677
Health Care Equipment & Supplies – 1.5%
47,359 Globus Medical, Inc., Class A* 4,311,563
88,622 LivaNova PLC* 5,654,970
38,211 Merit Medical Systems, Inc.* 3,308,691
13,275,224
Health Care Providers & Services – 0.8%
327,938 NeoGenomics, Inc.* 3,968,050
33,758 RadNet, Inc.* 2,794,825
6,762,875
Hotel & Resort REITs – 0.3%
27,406 Ryman Hospitality Properties,
Inc. REIT 2,615,354
Hotels, Restaurants & Leisure – 1.0%
73,147 Black Rock Coffee Bar, Inc.,
Class A* 1,664,094
32,717 Churchill Downs, Inc. 3,569,098
38,572 Papa John's International, Inc. 1,622,724
30,505 Red Rock Resorts, Inc., Class A 1,786,678
8,642,594
Household Durables – 2.9%
13,069 Installed Building Products, Inc. 3,502,754
64,622 La-Z-Boy, Inc. 2,515,088
Shares Description Value
Common Stocks – (continued)
Household Durables – (continued)
131,358 Meritage Homes Corp. $ 9,599,643
160,373 Taylor Morrison Home Corp.* 10,053,783
25,671,268
Household Products – 0.3%
85,100 Central Garden & Pet Co., Class
A* 2,632,994
Industrial REITs – 1.1%
153,491 Terreno Realty Corp. REIT 9,637,700
Insurance – 3.1%
496,850 Abacus Global Management,
Inc.* 3,294,116
151,120 CNO Financial Group, Inc. 6,185,342
22,462 HCI Group, Inc. 3,992,620
101,543 Skyward Specialty Insurance
Group, Inc.* 4,971,545
232,868 Slide Insurance Holdings, Inc.* 3,933,141
285,625 TypTap Insurance Group, Inc.* 5,384,031
27,760,795
IT Services – 0.3%
63,673 ASGN, Inc.* 2,865,922
Leisure Products – 0.5%
73,226 Polaris, Inc. 4,859,277
Life Sciences Tools & Services – 0.8%
113,960 10X Genomics, Inc., Class A* 2,143,587
20,372 Charles River Laboratories
International, Inc.* 3,629,068
128,977 Fortrea Holdings, Inc.* 1,639,298
7,411,953
Machinery – 7.1%
20,817 Alamo Group, Inc. 3,338,422
178,013 Alliance Laundry Holdings, Inc.* 4,231,369
78,399 Atmus Filtration Technologies,
Inc. 3,967,773
24,295 Esab Corp. 2,726,871
23,143 ESCO Technologies, Inc. 4,927,376
23,063 Federal Signal Corp. 2,629,182
333,801 Gates Industrial Corp. PLC* 7,597,311
66,741 Gorman-Rupp Co. (The) 3,102,789
14,751 Graham Corp.* 848,182
85,175 Helios Technologies, Inc. 4,598,598
53,338 SPX Technologies, Inc.* 11,469,804
34,472 Standex International Corp. 8,451,156
109,444 Terex Corp. 5,057,407
62,946,240
Metals & Mining – 2.5%
320,675 Coeur Mining, Inc.* 5,538,057
153,218 Commercial Metals Co. 9,772,244
263,864 Constellium SE* 4,435,554
132,607 SSR Mining, Inc. (Canada)* 3,087,091
22,832,946
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
513,455 Ladder Capital Corp. REIT 5,673,678
Multi-Utilities – 0.7%
86,963 Black Hills Corp. 6,417,000

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Office REITs – 0.8%
235,852 COPT Defense Properties REIT $ 7,247,732
Oil, Gas & Consumable Fuels – 5.1%
126,071 California Resources Corp. 6,023,672
5,766 Centrus Energy Corp., Class A* 1,495,124
199,353 CNX Resources Corp.* 7,742,870
36,543 Core Natural Resources, Inc. 2,923,440
78,168 Delek US Holdings, Inc. 3,022,757
279,941 DHT Holdings, Inc. 3,647,631
75,606 Kinetik Holdings, Inc.
(a)
2,622,016
322,551 Magnolia Oil & Gas Corp.,
Class A 7,463,830
117,544 Murphy Oil Corp. 3,769,636
80,585 Scorpio Tankers, Inc. (Monaco) 4,619,938
199,310 Talos Energy, Inc.* 2,284,093
45,615,007
Passenger Airlines – 0.5%
48,455 SkyWest, Inc.* 4,919,152
Pharmaceuticals – 1.0%
21,618 Ligand Pharmaceuticals, Inc.* 4,392,345
38,455 Prestige Consumer Healthcare,
Inc.* 2,289,995
52,170 Supernus Pharmaceuticals, Inc.* 2,378,430
9,060,770
Real Estate Management & Development – 2.0%
483,517 Cushman & Wakefield Ltd.* 8,098,910
111,194 Forestar Group, Inc.* 2,837,671
402,369 Newmark Group, Inc., Class A 6,993,173
17,929,754
Residential REITs – 1.1%
396,588 Independence Realty Trust, Inc.
REIT 6,801,484
176,681 UMH Properties, Inc. REIT 2,673,184
9,474,668
Retail REITs – 1.1%
191,793 InvenTrust Properties Corp.
REIT 5,473,772
138,172 Tanger, Inc. REIT 4,639,816
10,113,588
Semiconductors & Semiconductor Equipment – 2.8%
35,586 Axcelis Technologies, Inc.* 2,945,453
144,402 Cohu, Inc.* 3,511,857
81,843 FormFactor, Inc.* 4,503,002
19,446 Onto Innovation, Inc.* 2,783,889
25,509 Qorvo, Inc.* 2,190,968
51,270 Semtech Corp.* 3,802,183
21,804 Silicon Laboratories, Inc.* 2,781,754
103,972 Ultra Clean Holdings, Inc.* 2,636,730
25,155,836
Software – 0.2%
11,606 Commvault Systems, Inc.* 1,433,341
Specialized REITs – 0.9%
193,559 Four Corners Property Trust, Inc.
REIT 4,653,158
Shares Description Value
Common Stocks – (continued)
Specialized REITs – (continued)
121,265 Smartstop Self Storage REIT,
Inc. REIT $ 3,962,940
8,616,098
Specialty Retail – 2.7%
78,372 Academy Sports & Outdoors,
Inc. 3,781,449
56,751 Advance Auto Parts, Inc. 2,944,242
176,044 American Eagle Outfitters, Inc. 3,591,298
6,807 Group 1 Automotive, Inc. 2,729,879
35,621 Signet Jewelers Ltd. 3,567,799
48,210 Urban Outfitters, Inc.* 3,570,915
125,624 Valvoline, Inc.* 3,933,287
24,118,869
Textiles, Apparel & Luxury Goods – 1.4%
201,721 Capri Holdings Ltd.* 5,117,662
50,116 Kontoor Brands, Inc. 3,726,124
78,447 Steven Madden Ltd. 3,277,516
12,121,302
Trading Companies & Distributors – 0.6%
197,522 DNOW, Inc.* 2,757,407
18,963 Herc Holdings, Inc. 2,546,162
5,303,569
TOTAL COMMON STOCKS
(Cost $695,731,254)
891,754,415
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,658,962 3.928% 2,658,962
(Cost $2,658,962)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $698,390,216)
894,413,377
a
Securities Lending Reinvestment Vehicle – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,703,852 3.928% 2,703,852
(Cost $2,703,852)
TOTAL INVESTMENTS – 100.2%
(Cost $701,094,068)
$ 897,117,229
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.2)%
(1,755,965)
NET ASSETS – 100.0%
$ 895,361,264
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.4%
Aerospace & Defense – 4.1%
5,163 AeroVironment, Inc.* $ 1,442,852
18,007 ATI, Inc.* 1,815,106
2,668 Curtiss-Wright Corp. 1,505,526
35,653 Leonardo DRS, Inc. 1,218,263
5,981,747
Automobile Components – 1.6%
8,141 Modine Manufacturing Co.* 1,319,900
9,009 Patrick Industries, Inc. 974,954
2,294,854
Banks – 7.1%
22,897 East West Bancorp, Inc. 2,443,110
72,718 First Horizon Corp. 1,624,520
20,557 Prosperity Bancshares, Inc. 1,412,471
17,202 Southsate Bank Corp. 1,539,751
15,181 UMB Financial Corp. 1,686,306
10,993 Wintrust Financial Corp. 1,473,282
10,179,440
Beverages – 0.4%
34,283 Primo Brands Corp., Class A 537,900
Biotechnology – 4.5%
45,417 Alkermes PLC* 1,343,435
9,732 Blueprint Medicines Corp.*
(a)
4,477
3,114 Madrigal Pharmaceuticals, Inc.* 1,858,996
7,465 Natera, Inc.* 1,782,716
9,701 Neurocrine Biosciences, Inc.* 1,476,104
6,465,728
Building Products – 1.0%
9,127 Allegion PLC 1,515,356
Capital Markets – 3.9%
4,760 Evercore, Inc., Class A 1,523,533
34,485 Jefferies Financial Group, Inc. 1,984,957
17,769 Stifel Financial Corp. 2,167,818
5,676,308
Chemicals – 1.6%
33,128 Element Solutions, Inc. 858,678
13,416 RPM International, Inc. 1,438,866
2,297,544
Construction & Engineering – 3.1%
15,351 AECOM 1,583,149
13,348 MasTec, Inc.* 2,854,870
4,438,019
Consumer Finance – 0.9%
21,201 OneMain Holdings, Inc. 1,315,098
Consumer Staples Distribution & Retail – 0.8%
2,117 Casey's General Stores, Inc. 1,207,664
Containers & Packaging – 0.8%
12,132 Crown Holdings, Inc. 1,174,742
Diversified Telecommunication Services – –%
3,739 GCI Liberty, Inc., Class A*
(a)
—
Electric Utilities – 1.0%
10,630 IDACORP, Inc. 1,400,821
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – 1.9%
26,040 nVent Electric PLC $ 2,793,311
Electronic Equipment, Instruments & Components – 4.3%
19,419 Coherent Corp.* 3,189,765
26,871 Flex Ltd.* 1,588,345
9,605 TD SYNNEX Corp. 1,464,570
6,242,680
Energy Equipment & Services – 1.3%
28,998 Archrock, Inc. 711,611
24,961 TechnipFMC PLC (United
Kingdom) 1,129,735
1,841,346
Entertainment – 0.9%
12,964 Liberty Media Corp.-Liberty
Formula One, Class C* 1,244,285
Financial Services – 2.1%
17,454 Affirm Holdings, Inc.* 1,238,361
39,965 MGIC Investment Corp. 1,133,008
7,925 Voya Financial, Inc. 557,127
2,928,496
Food Products – 0.7%
16,394 Lamb Weston Holdings, Inc. 968,230
Ground Transportation – 1.2%
19,131 Knight-Swift Transportation
Holdings, Inc. 876,200
3,159 Saia, Inc.* 889,448
1,765,648
Health Care Equipment & Supplies – 2.6%
22,093 Globus Medical, Inc., Class A* 2,011,347
9,640 Merit Medical Systems, Inc.* 834,728
2,968 Penumbra, Inc.* 870,128
3,716,203
Health Care Providers & Services – 0.7%
5,693 Ensign Group, Inc. (The) 1,056,279
Hotels, Restaurants & Leisure – 2.6%
19,283 Red Rock Resorts, Inc., Class A 1,129,405
9,322 Texas Roadhouse, Inc. 1,633,681
14,030 Viking Holdings Ltd.* 936,923
3,700,009
Household Durables – 3.2%
5,814 Installed Building Products, Inc. 1,558,269
15,344 SharkNinja, Inc.* 1,497,114
11,616 Toll Brothers, Inc. 1,624,265
4,679,648
Insurance – 4.1%
12,502 American Financial Group, Inc. 1,721,776
7,666 Hanover Insurance Group, Inc.
(The) 1,422,426
4,023 RenaissanceRe Holdings Ltd.
(Bermuda) 1,050,687
28,620 Ryan Specialty Holdings, Inc. 1,661,963
5,856,852

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – 3.7%
3,147 Bio-Rad Laboratories, Inc., Class
A*
(b)
$ 1,022,334
17,598 Bio-Techne Corp. 1,135,247
6,446 Charles River Laboratories
International, Inc.* 1,148,291
4,665 ICON PLC* 863,025
6,544 Repligen Corp.* 1,119,155
5,288,052
Machinery – 9.5%
30,514 Alliance Laundry Holdings, Inc.* 725,318
9,145 Crane Co. 1,675,821
15,555 Esab Corp. 1,745,893
27,483 Flowserve Corp. 1,960,912
7,524 Lincoln Electric Holdings, Inc. 1,801,471
5,348 RBC Bearings, Inc.* 2,379,700
15,549 SPX Technologies, Inc.* 3,343,657
13,632,772
Metals & Mining – 0.9%
4,623 Reliance, Inc. 1,291,296
Multi-Utilities – 0.8%
26,801 NiSource, Inc. 1,182,728
Oil, Gas & Consumable Fuels – 2.7%
6,121 Chord Energy Corp. 574,517
112,160 Permian Resources Corp. 1,625,199
43,286 Range Resources Corp. 1,709,364
3,909,080
Professional Services – 2.7%
2,911 CACI International, Inc., Class
A* 1,796,378
25,102 KBR, Inc. 1,034,704
7,316 Paylocity Holding Corp.* 1,077,866
3,908,948
Real Estate Management & Development – 1.0%
4,340 Jones Lang LaSalle, Inc.* 1,413,495
Retail REITs – 0.9%
18,458 Regency Centers Corp. REIT 1,313,471
Semiconductors & Semiconductor Equipment – 7.3%
22,189 Lattice Semiconductor Corp.* 1,557,890
16,773 MACOM Technology Solutions
Holdings, Inc.* 2,935,107
4,020 Nova Ltd. (Israel)* 1,257,617
7,207 Onto Innovation, Inc.* 1,031,754
5,072 SiTime Corp.* 1,509,934
12,026 Teradyne, Inc. 2,187,409
10,479,711
Software – 4.8%
42,994 Dynatrace, Inc.* 1,915,813
10,144 Guidewire Software, Inc.* 2,190,901
1,787 HubSpot, Inc.* 656,401
18,667 Procore Technologies, Inc.* 1,382,478
42,545 SailPoint, Inc.* 783,679
6,929,272
Specialized REITs – 0.9%
35,175 CubeSmart REIT 1,309,565
Shares Description Value
Common Stocks – (continued)
Specialty Retail – 3.8%
11,215 Boot Barn Holdings, Inc.* $ 2,173,691
10,553 Five Below, Inc.* 1,740,084
3,752 Group 1 Automotive, Inc. 1,504,702
5,418,477
Technology Hardware, Storage & Peripherals – 1.3%
21,940 Pure Storage, Inc., Class A* 1,951,782
Textiles, Apparel & Luxury Goods – 1.2%
45,208 Amer Sports, Inc. (Finland)* 1,678,573
Trading Companies & Distributors – 1.5%
8,418 Applied Industrial Technologies,
Inc. 2,178,747
TOTAL COMMON STOCKS
(Cost $114,463,421)
143,164,177
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
473,360 3.928% 473,360
(Cost $473,360)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $114,936,781)
143,637,537
a
Securities Lending Reinvestment Vehicle – 0.7%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,018,605 3.928% 1,018,605
(Cost $1,018,605)
TOTAL INVESTMENTS – 100.4%
(Cost $ 115,955,386 )
$ 144,656,142
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(508,807)
NET ASSETS – 100.0%
$ 144,147,335
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report at SEC.gov.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2025:
(a)
Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,764,439 $ — $ —
North America 408,320,193 — —
Oceania 5,447,406 — —
Investment Company 13,596 — —
Securities Lending Reinvestment Vehicle 988,337 — —
Total
$ 422,533,971 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 8,114,081 $ — $ —
North America 431,309,835 — —
Investment Company 1,261,715 — —
Securities Lending Reinvestment Vehicle 924,973 — —
Total
$ 441,610,604 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 11,374,796 $ — $ —
Europe 25,191,736 — —
North America 1,033,641,083 — —
Investment Company 6,707,803 — —
Securities Lending Reinvestment Vehicle 3,153,275 — —
Total
$ 1,080,068,693 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 8,564,434 $ — $ —
North America 883,189,981 — —
Investment Company 2,658,962 — —
Securities Lending Reinvestment Vehicle 2,703,852 — —
Total
$ 897,117,229 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,257,617 $ — $ —
Europe 2,808,308 — —
North America 139,093,775 — 4,477
Investment Company 473,360 — —
Securities Lending Reinvestment Vehicle 1,018,605 — —
Total
$ 144,651,665 $ — $ 4,477
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Investment Style Risk
—
Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk
—
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk
—
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Stock Risk
—
Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)